As filed with the Securities and Exchange Commission on April 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21421

NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Real Estate Securities Income Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2011

Schedule of Investments Real Estate Securities Income Fund Inc.
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (79.4%)
Apartments (6.4%)
147,475	American Campus Communities	4,769,341
33,900	AvalonBay Communities	3,930,027
33,700	Essex Property Trust	3,909,200
67,201	Mid-America Apartment Communities	4,284,064
		16,892,632
Commercial Financing (2.6%)
409,423	Apollo Commercial Real Estate Finance	6,726,820
Diversified (8.1%)
89,200	Digital Realty Trust	4,852,480
167,550	Entertainment Properties Trust	7,712,326
63,599	Vornado Realty Trust	5,602,436
105,100	Washington Real Estate Investment Trust	3,224,468
		21,391,710
Health Care (10.9%)
267,300	HCP, Inc.	9,914,157
42,700	Health Care REIT	2,095,716
422,200	OMEGA Healthcare Investors	9,406,616
130,352	Ventas, Inc.	7,229,322
		28,645,811
Home Financing (6.2%)
376,500	Annaly Capital Management	6,712,995
433,100	Starwood Property Trust	9,749,081
		16,462,076
Industrial (8.0%)
282,900	AMB Property	9,491,295
102,222	EastGroup Properties	4,455,857
470,400	ProLogis	7,018,368
		20,965,520
Mixed (1.7%)
130,800	Liberty Property Trust	4,547,916
Office (10.0%)
46,000	Boston Properties	4,341,020
593,700	Brandywine Realty Trust	6,886,920
152,380	Highwoods Properties	4,993,493
86,777	Mack-Cali Realty	3,038,930
363,300	Piedmont Office Realty Trust	7,186,074
		26,446,437
Real Estate Management & Development (3.1%)
458,000	Brookfield Properties	8,056,220
Regional Malls (10.4%)
237,500	CBL & Associates Properties	4,051,750
287,814	General Growth Properties	4,262,525	*
307,778	Macerich Co.	14,976,478
40,761	Simon Property Group	4,135,203
		27,425,956
Self Storage (3.0%)
208,701	Sovran Self Storage	8,022,467

Shopping Centers (9.0%)
171,100	Equity One	3,191,015
42,300	Federal Realty Investment Trust	3,402,189
404,300	Kimco Realty	7,313,787
127,064	Regency Centers	5,477,729
163,670	Tanger Factory Outlet Centers	4,273,424
		23,658,144
Total Common Stocks (Cost $152,799,390)		209,241,709

Preferred Stocks (67.8%)
Apartments (2.6%)
138,000	Apartment Investment & Management, Ser. T	3,485,880
129,040	Apartment Investment & Management, Ser. U	3,241,485
		6,727,365
Commercial Financing (8.4%)
131,915	iStar Financial, Ser. E	2,458,896
185,000	iStar Financial, Ser. G	3,370,700
185,000	iStar Financial, Ser. I	3,385,500
605,000	NorthStar Realty Finance, Ser. B	13,031,700
		22,246,796
Diversified (9.8%)
160,600	Cousins Properties, Ser. B	3,897,762
302,000	DuPont Fabros Technology, Ser. A	7,562,080
580,000	Lexington Realty Trust, Ser. B	14,413,000
		25,872,842
Health Care (11.7%)
402,283	Health Care REIT, Ser. D	10,298,445
279,090	LTC Properties, Ser. F	7,088,886
524,722	OMEGA Healthcare Investors, Ser. D	13,485,355
		30,872,686
Lodging (8.1%)
370,000	Ashford Hospitality Trust, Ser. D	8,646,900
260,800	Eagle Hospitality Properties, Ser. A	396,416	*
179,900	Hersha Hospitality Trust, Ser. A	4,472,314
81,700	Hospitality Properties Trust, Ser. B	2,105,409
170,000	Lasalle Hotel Properties, Ser. G	4,061,300
65,900	Sunstone Hotel Investors, Ser. A	1,588,190
		21,270,529
Manufactured Homes (0.2%)
19,600	American Land Lease, Ser. A	389,060
Office (10.4%)
100,000	Brandywine Realty Trust, Ser. C	2,491,000
80,000	Brandywine Realty Trust, Ser. D	1,970,400
31,450	Corporate Office Properties Trust, Ser. H	777,759
6,000	Highwoods Properties, Ser. A	5,904,375
478,000	Parkway Properties, Ser. D	11,902,200

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Real Estate Securities Income Fund Inc. cont’d
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
100,000	SL Green Realty, Ser. C	2,485,000
73,200	SL Green Realty, Ser. D	1,830,732
		27,361,466
Regional Malls (14.2%)
528,000	CBL & Associates Properties, Ser. D	12,518,880
98,000	Glimcher Realty Trust, Ser. F	2,471,560
523,400	Glimcher Realty Trust, Ser. G	12,723,854
151,300	Taubman Centers, Ser. G	3,868,741
232,700	Taubman Centers, Ser. H	5,861,713
		37,444,748
Shopping Centers (2.4%)
120,000	Cedar Shopping Centers, Ser. A	3,044,400
9,000	Developers Diversified Realty, Ser. G	223,740
11,550	Developers Diversified Realty, Ser. H	268,653
123,900	Developers Diversified Realty, Ser. I	2,909,172
		6,445,965
Total Preferred Stocks (Cost $185,984,791)		178,631,457

Short-Term Investments (1.1%)
2,852,913	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,852,913)	2,852,913

Total Investments (148.3%) (Cost $341,637,094)		390,726,079	##

Liabilities, less cash, receivables and other assets [(19.8%)]		(52,070,667)	@@ØØ
Liquidation Value of Auction Market Preferred Shares [(28.5%)]		(75,200,000)

Total Net Assets Applicable to Common Shareholders (100.0%)		$ 263,455,412

See Notes to Schedule of Investments

January 31, 2011 (Unaudited)

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. The value of the Fund’s investments in interest rate swap contracts is determined by Management by obtaining valuations from independent pricing services which are based on multiple broker quotes (generally Level 2 inputs). The value of the Fund’s investments in certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value (“NAV”) per share.

For equity securities and interest rate swap contracts, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated daily from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2011:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 209,241,709	$ —	$ —	$ 209,241,709
Preferred Stocks
Apartments	6,727,365	—	—	6,727,365
Commercial Financing	22,246,796	—	—	22,246,796
Diversified	25,872,842	—	—	25,872,842
Health Care	30,872,686	—	—	30,872,686
Lodging	20,874,113	396,416	—	21,270,529
Manufactured Homes	389,060	—	—	389,060
Office	21,457,091	5,904,375	—	27,361,466
Regional Malls	37,444,748	—	—	37,444,748
Shopping Centers	6,445,965	—	—	6,445,965
Total Preferred Stocks	172,330,666	6,300,791	—	178,631,457
Short-Term Investments	—	2,852,913	—	2,852,913
Total Investments	$ 381,572,375	$ 9,153,704	$ —	$ 390,726,079

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The Fund had no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2011:

	Level 1	Level 2	Level 3	Total

Interest rate swap contracts	$—	$(5,635,513)	$—	$(5,635,513)

##
At January 31, 2011, the cost of investments for U.S. federal income tax purposes was $341,890,889. Gross unrealized appreciation of investments was $60,649,809 and gross unrealized depreciation of investments was $11,814,619, resulting in net unrealized appreciation of $48,835,190 based on cost for U.S. federal income tax purposes.

ØØ	At January 31, 2011, the Fund had deposited $6,500,000 in a segregated account for interest rate swap contracts.

*	Security did not produce income during the last twelve months.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

@@	At January 31, 2011, the Fund had an outstanding interest rate swap contract as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable- rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

Citibank, N.A.	$75,000,000	July 2, 2012	5.440%	.260%(1)	$(302,130)	$(5,333,383)	$(5,635,513)

(1) 30 day LIBOR (London Interbank Offered Rate) at January 31, 2011.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2011

By:      /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2011